Concentrations of Credit Risk	12 Months Ended
Mar. 31, 2011
Concentrations of Credit Risk
Concentrations of Credit Risk
(24)	Concentrations of Credit Risk

The Company and its subsidiaries generally do not have significant concentrations of credit risk to any counterparties nor any regions because they are diversified and spread globally.